As filed with the Securities and Exchange Commission on September 14, 2017

Securities Act File No. 33-40771

Investment Company Act File No. 811-05502

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT ACT OF 1940	☒
Amendment No. 52	☒

COMSTOCK FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center,

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Comstock Funds, Inc. One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or
☒	on September 14, 2017 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, COMSTOCK FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 45 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 14th day of September, 2017.

COMSTOCK FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 45 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Henry G. Van der Eb* Henry G. Van der Eb	Chairman of the Board and Director	September 14, 2017

/s/ Bruce N. Alpert Bruce N. Alpert	President (Principal Executive Officer)	September 14, 2017

/s/ John C. Ball John C. Ball	Treasurer (Principal Financial and Accounting Officer)	September 14, 2017

Charles L. Minter* Charles L. Minter	Director	September 14, 2017

M. Bruce Adelberg* M. Bruce Adelberg	Director	September 14, 2017

Anthony S. Colavita* Anthony S. Colavita	Director	September 14, 2017

Vincent D. Enright* Vincent D. Enright	Director	September 14, 2017

Anthony R. Pustorino* Anthony R. Pustorino	Director	September 14, 2017

Werner J. Roeder* Werner J. Roeder	Director	September 14, 2017

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase